Account and other payables	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Account and other payables

8.	Account and other payables

	As of June 30,	As of December 31,
	2026	2025
	USD	USD

Account payable	19,924,016	8,251,166
Payroll Payable	43,561	43,530
Other payables	2,360,824	1,823,350
Total	22,328,401	10,118,046